Jul. 29, 2016

Supplement dated September 1, 2016

to the Prospectus and Summary Prospectus of each of the following funds (each a Fund and together the

Funds), each a series of EGA Emerging Global Shares Trust (the Trust):

Fund	Prospectus and Summary Prospectus Dated
EGShares Beyond BRICs ETF	July 29, 2016
EGShares EM Core ex-China ETF	July 29, 2016
EGShares EM Quality Dividend ETF	July 29, 2016
EGShares EM Strategic Opportunities ETF	July 29, 2016
EGShares Emerging Markets Consumer ETF	July 29, 2016
EGShares Emerging Markets Core ETF	July 29, 2016
EGShares India Consumer ETF	July 29, 2016
EGShares India Infrastructure ETF	July 29, 2016
EGShares India Small Cap ETF	July 29, 2016

As previously reported, on May 11, 2016, Columbia Threadneedle Investments announced that Columbia Management Investment Advisers, LLC (Columbia Management), a wholly-owned subsidiary of Ameriprise Financial, had entered into an agreement to acquire Emerging Global Advisors, LLC (EGA), including the business of serving as investment adviser to the Funds (the Transaction). On September 1, 2016 (the Closing Date), Columbia Management completed the Transaction and, in connection with the closing of the Transaction, certain changes have occurred, including a change in the entity serving as the Funds’ investment adviser. Because the investment advisory agreement between EGA and the Trust would terminate automatically on the Closing Date, shareholders of each Fund were asked pursuant to a proxy statement dated June 29, 2016 (the Proxy Statement), prior to the Closing Date, to vote (on a Fund-by-Fund basis) at a special shareholder meeting on a new investment advisory agreement (the New Agreement) between Columbia Management (also referred to as the New Adviser) and the Trust on behalf of each Fund.

As of the Closing Date, shareholders of each Fund with the designation “Approved” for Proposal 1 in the table below have approved the New Agreement and thus Columbia Management serves as the investment adviser for each such Fund under the New Agreement. As of the same date, shareholders of each Fund with the designation “Not Approved” for Proposal 1 in the table below have not approved the New Agreement; however, as discussed in the Proxy Statement, Columbia Management serves as the investment adviser for each such fund under an interim investment advisory agreement (the Interim Agreement) with the New Adviser (the Interim Agreement Funds) for a period of up to 150 days. During this period, continued proxy solicitation will be made to shareholders of the Interim Agreement Funds on Proposal 1 relating to the New Agreement. Management and the Board will evaluate on an ongoing basis any Interim Agreement Funds, and to the extent an Interim Agreement Fund has not approved the New Agreement, it may be liquidated.

Fund	Ticker	PROPOSAL 1: APPROVAL OF NEW AGREEMENT
EGShares Beyond BRICs ETF	BBRC	Approved
EGShares EM Core ex-China ETF	XCEM	Approved
EGShares EM Quality Dividend ETF	HILO	Approved
EGShares EM Strategic Opportunities ETF	EMDD	Not Approved (An Interim Agreement Fund)
EGShares Emerging Markets Consumer ETF	ECON	Approved
EGShares Emerging Markets Core ETF	EMCR	Not Approved (An Interim Agreement Fund)
EGShares India Consumer ETF	INCO	Not Approved (An Interim Agreement Fund)
EGShares India Infrastructure ETF	INXX	Not Approved (An Interim Agreement Fund)
EGShares India Small Cap ETF	SCIN	Approved

Website address: www.columbiathreadneedleetf.com/emergingmarkets

The telephone number for the Trust is unchanged.

Effective on the Closing Date, the prospectus and Summary Prospectus of each Fund (unless otherwise specified) are hereby amended/supplemented as follows:

1.	All references to Emerging Global Advisors, LLC (EGA) as investment adviser to the Funds in the prospectus and Summary Prospectus are hereby superseded and replaced with Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager).

All references to EGA Indices (EGAI), including references to EGAI as a separate group within EGA, are hereby deleted and replaced with Columbia Management, except insofar as the EGAI Indices were originally created by EGA.

All references to the investment advisory agreement (Advisory Agreement) in the prospectus and each Summary Prospectus, which relate to EGA as investment adviser, are hereby superseded and replaced with references to the New Agreement or, for Interim Agreement Funds, the Interim Agreement with Columbia Management.

2.	As described in the Proxy Statement, in connection with the New Agreement or the Interim Agreement as the case may be, Columbia Management has entered into new contractual fee waiver and/or expense reimbursement agreements with respect to EGShares Beyond BRICs ETF, EGShares EM Strategic Opportunities ETF and EGShares EM Core ex-China ETF (each, a Columbia Fee Waiver Agreement and together, the Columbia Fee Waiver Agreements), pursuant to which Columbia Management has agreed to waive a portion of its fees and/or reimburse Fund expenses to the extent necessary such that Columbia Management’s advisory fees do not exceed a certain amount of each Fund’s average daily net assets. The Columbia Fee Waiver Agreements are substantially similar to the fee waiver and expense reimbursement agreements previously in place for each Fund with EGA (each, an EGA Fee Waiver Agreement, and together the EGA Fee Waiver Agreements), including that amounts waived and/or reimbursed pursuant to the Columbia Fee Waiver Agreements are not subject to subsequent recoupment by Columbia Management. The Columbia Fee Waiver Agreements will remain in effect for a period of two years following the Closing Date.

As such, the information under the caption Annual Fund Operating Expenses in the prospectus and Summary Prospectus for each of EGShares Beyond BRICs ETF, EGShares EM Strategic Opportunities ETF and EGShares EM Core ex-China ETF is hereby revised to reflect that Columbia Management and the Trust have entered into a Columbia Fee Waiver Agreement that is substantially similar to its corresponding EGA Fee Waiver Agreement, and the Columbia Fee Waiver Agreement will remain in effect through August 31, 2018. The Columbia Fee Waiver Agreements may be terminated at any time by the Board in its sole discretion.

4.	For each of the Interim Agreement Funds, the information under the caption Principal Risks in the Fund Summaries sections and under the caption Investment Risks in the Principal Investment Strategies and Related Risks section, and under the caption Principal Risks in each Summary Prospectus is hereby revised to add the following:

Interim Advisory Agreement Risk. Effective September 1, 2016, the Investment Manager provides investment advisory services to the Fund under an interim advisory agreement (the Interim Agreement) that terminates within 150 days. The Interim Agreement is in place because Fund shareholders have not approved a new advisory agreement with Columbia Management. If Fund shareholders do not approve the new investment advisory agreement within a reasonable time, but no later than the 150 day period, the Fund may be liquidated.

5.	The fourth sentence of the third paragraph under the caption Principal Investment Strategies in the Fund Summaries section for EGShares EM Core ex-China ETF is hereby superseded and replaced with the following:

The XCEM Underlying Index is sponsored by Columbia Management, the new investment adviser to the Fund.

6.	The third paragraph under the caption Principal Investment Strategies in the Fund Summaries section for EGShares EM Quality Dividend ETF is hereby superseded and replaced with the following:

The HILO Underlying Index is an equal-weighted index designed to represent a portfolio of approximately 50 companies in developing markets, which is expected to have a dividend yield higher than the average dividend yield of companies included in the EGAI Developing Markets Universe. The market capitalization of index constituents as of June 30, 2016 ranged from approximately U.S. $1.8 billion to U.S. $165 billion. The HILO Underlying Index is sponsored by Columbia Management, the new investment adviser to the Fund. An equal-weighted index represents the performance of its constituent securities in equal proportion to one another.